Cover	Oct. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2026
Entity File Number	001-43502
Entity Registrant Name	Sysco Holdings Corporation
Entity Central Index Key	0002134688
Entity Tax Identification Number	42-1897852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1390 Enclave Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77077-2099
City Area Code	281
Local Phone Number	584-1390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	6.000% Junior Subordinated Notes due 2056
Trading Symbol	SYY/56A
Security Exchange Name	NYSE
Entity Emerging Growth Company	false